Inventories	12 Months Ended
Dec. 02, 2012
Inventories
Inventories

Note 4: Inventories

        The components of inventory as of December 2, 2012 and November 27, 2011 were as follows (in thousands):

	As of December 2, 2012	As of November 27, 2011
Raw materials	$33,114	$25,635
Work in process	20,132	26,056
Finished goods	19,118	5,311

	$72,364	$57,002